Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Hafnia Vessels and TC Vessels [Member]
Revenue [Abstract]
Revenue	$ 346,564	$ 563,098	$ 686,907	$ 1,084,890
Revenue from Voyage Charter [Member]
Revenue [Abstract]
Revenue	307,055	545,846	611,858	1,025,759
Revenue from Time Charter [Member]
Revenue [Abstract]
Revenue	$ 39,509	$ 17,252	$ 75,049	$ 59,131